Debt - Revolving Credit Facilities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
TDS Revolving credit facility
Revolving credit
Maximum borrowing capacity	$ 400,000,000
Letters of credit outstanding	1,000,000
Amount borrowed	0
Amount available for use	399,000,000
UScellular Revolving credit facility
Revolving credit
Maximum borrowing capacity	300,000,000
Letters of credit outstanding	2,000,000
Amount borrowed	0
Amount available for use	298,000,000
TDS and UScellular Revolving credit facility
Revolving credit
Unused commitment fees	$ 2,000,000	$ 2,000,000	$ 2,000,000
Consolidated interest coverage ratio	3.00
Consolidated leverage ratio	3.25
TDS and UScellular Revolving credit facility | LIBOR rate
Revolving credit
Contractual spread	1.50%
TDS and UScellular Revolving credit facility | Alternative Base Rate
Revolving credit
Contractual spread	0.50%
Subordination Agreement | UScellular | Maximum
Revolving credit
Consolidated funded indebtedness	$ 105,000,000
Refinancing indebtedness	250,000,000
Subordination Agreement | UScellular Revolving credit facility
Revolving credit
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0